Reclassifications From Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	$ (182)	$ (767)	$ (77)
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	2,943	(4,441)	$ (3,133)
Net unrealized gain on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amounts reclassified from AOCI	19	376
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net unrealized gain on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	30	578
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	$ 11	$ 202